LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost	Operating lease expense was as follows (in thousands):

	Year Ended December 31,
	2023	2022
Rent expense	$13,016	$11,946
Variable lease payments	$280	$429
Supplemental information related to the Company’s operating leases was as follows ($ in thousands):

	As of December 31, 2023	As of December 31, 2022
Weighted-average remaining lease term (in years)	7.4	8.2
Weighted-average discount rate	6.1%	5.7%

	Year Ended December 31,
	2023	2022
Operating lease right-of-use assets recognized in exchange for new operating lease obligations (1)	$(1,839)	$68,819

(1) During the year ended December 31, 2023, $1.8 million of operating lease right-of-use assets and corresponding lease liability were derecognized as a result of early termination.

Lessee, Operating Lease, Liability, Maturity
Maturities of the Company’s operating lease liabilities as of December 31, 2023 were as follows (in thousands):

2024	$9,767
2025	8,735
2026	8,735
2027	7,571
2028	6,688
Thereafter	21,482
Total	62,978
Less: imputed interest	(12,107)
Total operating lease liabilities	$50,871